Reportable Segments And Geographical Information (Schedule Of Long-Lived Assets By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 41,278		$ 28,299
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	8,583		7,735
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	5,042	[1]	4,334	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	25,942		14,685
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 1,711		$ 1,545

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.